UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
                 Financial Statements and Financial Highlights
             for the Six Months Ended June 30, 2004 and Year Ended
                               December 31, 2003

                       Maxim Ariel MidCap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                     $        415,907,584
     Cash                                                                                                          242,333
     Dividends receivable                                                                                          326,436
     Subscriptions receivable                                                                                      601,740
                                                                                                        -------------------
                                                                                                        -------------------

     Total assets                                                                                              417,078,093
                                                                                                        -------------------
                                                                                                        -------------------

LIABILITIES:
     Due to investment adviser                                                                                     367,532
     Redemptions payable                                                                                           976,132
                                                                                                        -------------------
                                                                                                        -------------------

     Total liabilities                                                                                           1,343,664
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $        415,734,429
                                                                                                        ===================
                                                                                                        ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                    $          1,844,808
     Additional paid-in capital                                                                                346,709,773
     Net unrealized appreciation on investments                                                                 65,258,596
     Overdistributed net investment income                                                                         (27,441)
     Accumulated net realized gain on investments                                                                1,948,693
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $        415,734,429
                                                                                                        ===================
                                                                                                        ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                 $              22.54
                                                                                                        ===================
                                                                                                        ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                150,000,000
     Outstanding                                                                                                18,448,081

(1)  Cost of investments in securities:                                                               $        350,648,988

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                          $             91,713
     Dividends                                                                                                    1,896,041
                                                                                                         -------------------
                                                                                                         -------------------

     Total income                                                                                                 1,987,754
                                                                                                         -------------------
                                                                                                         -------------------

EXPENSES:
     Audit fees                                                                                                       5,067
     Bank and custodial fees                                                                                          5,555
     Investment administration                                                                                       37,185
     Management fees                                                                                              1,552,483
     Other expenses                                                                                                  17,830
                                                                                                         -------------------
                                                                                                         -------------------

     Total expenses                                                                                               1,618,120

     Less amount reimbursed by investment adviser                                                                       270
                                                                                                         -------------------
                                                                                                         -------------------

     Net expenses                                                                                                 1,617,850
                                                                                                         -------------------
                                                                                                         -------------------

NET INVESTMENT INCOME                                                                                               369,904
                                                                                                         -------------------
                                                                                                         -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                             2,521,596
     Change in net unrealized appreciation on investments                                                        11,292,585
                                                                                                         -------------------
                                                                                                         -------------------

     Net realized and unrealized gain on investments                                                             13,814,181
                                                                                                         -------------------
                                                                                                         -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $         14,184,085
                                                                                                         ===================
                                                                                                         ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                           2004                  2003
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------
                                                                                         UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                          $         369,904    $          425,564
     Net realized gain (loss) on investments                                                2,521,596              (392,432)
     Change in net unrealized appreciation on investments                                  11,292,585            62,492,730
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Net increase in net assets resulting from operations                                  14,184,085            62,525,862
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                              (400,677)             (422,232)
     From net realized gains                                                                                       (813,770)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Total distributions                                                                     (400,677)           (1,236,002)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    162,210,764           156,721,469
     Reinvestment of distributions                                                            400,677             1,236,002
     Redemptions of shares                                                                (58,797,873)          (68,650,123)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Net increase in net assets resulting from share transactions                         103,813,568            89,307,348
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Total increase in net assets                                                         117,596,976           150,597,208

NET ASSETS:
     Beginning of period                                                                  298,137,453           147,540,245
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     End of period (1)                                                              $     415,734,429    $      298,137,453
                                                                                      ================     =================
                                                                                      ================     =================

OTHER INFORMATION:

SHARES:
     Sold                                                                                   7,411,992             8,492,120
     Issued in reinvestment of distributions                                                   17,840                61,118
     Redeemed                                                                              (2,629,691)           (3,615,394)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Net increase                                                                           4,800,141             4,937,844
                                                                                      ================     =================
                                                                                      ================     =================

(1) Including undistributed (overdistributed) net investment income                 $         (27,441)   $            3,332

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003         2002 ~       2001 ~        2000 ~        1999 ~ ^
                                           --------------------------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                            UNAUDITED
Net Asset Value, Beginning of Period     $       21.84  $      16.94         19.51 $      17.24  $      15.41  $      18.42

Income from Investment Operations

Net investment income                             0.02          0.03          0.01         0.54          0.04          0.11
Net realized and unrealized gain (loss)           0.70          4.97         (2.13)        2.56          2.78          0.03
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------
Total Income (Loss) From                          0.72          5.00         (2.12)        3.10          2.82          0.14
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------
    Investment Operations

Less Distributions

From net investment income                       (0.02)        (0.03)        (0.02)       (0.06)        (0.11)        (0.12)
From net realized gains                                        (0.07)        (0.43)       (0.77)        (0.88)        (3.03)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                              (0.02)        (0.10)        (0.45)       (0.83)        (0.99)        (3.15)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $       22.54  $      21.84         16.94 $      19.51  $      17.24  $      15.41
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                     3.31% o      29.57%       (10.77%)      18.20%        18.69%         0.26%

Net Assets, End of Period ($000)         $     415,734  $    298,137       147,540 $     86,540  $     63,697  $     67,499

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                       0.99% *       1.00%         1.06%        1.13%         1.19%         1.04%
    - After Reimbursement #                      0.99% *       1.00%         1.06%        1.10%         1.10%         1.04%

Ratio of Net Investment Income to
    Average Net Assets:
    - Before Reimbursement                       0.23% *       0.20%         0.21%        0.38%         0.61%         0.36%
    - After Reimbursement #                      0.23% *       0.20%         0.21%        0.41%         0.70%         0.36%

Portfolio Turnover Rate                          4.08% o      33.98%        18.30%       26.68%        41.65%       182.75%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 ^ The per share information was computed based on average shares.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Ariel MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $141,523,092 and $12,370,030, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $350,778,289. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $67,979,672 and gross depreciation of securities in which there was an excess of tax cost over value of $2,850,377, resulting in net appreciation of $65,129,295.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.


Maxim Ariel Mid-Cap Value Portfolio

COMMON STOCK

BANKS --- 3.67%
    372,725 Banknorth Group Inc                                       12,106,108
     71,200 Charter One Financial Inc                                  3,146,328
                                                                     $15,252,436

COMPUTER SOFTWARE & SERVICES --- 3.56%
    569,900 SunGard Data Systems Inc*                                 14,817,400
                                                                     $14,817,400

FINANCIAL SERVICES --- 11.51%
    202,000 Franklin Resources Inc                                    10,116,160
    672,200 Janus Capital Group Inc                                   11,084,578
    430,600 Northern Trust Corp                                       18,205,768
    167,700 T Rowe Price Group Inc                                     8,452,080
                                                                     $47,858,586

FOOD & BEVERAGES --- 1.04%
    127,500 McCormick & Co Inc (nonvtg)                                4,335,000
                                                                      $4,335,000

HEALTH CARE RELATED --- 6.66%
    763,080 IMS Health Inc                                            17,886,595
    228,880 Omnicare Inc                                               9,798,353
                                                                     $27,684,948

HOTELS/MOTELS --- 2.63%
    233,000 Carnival Corp                                             10,951,000
                                                                     $10,951,000

HOUSEHOLD GOODS --- 4.44%
    140,000 Black & Decker Corp                                        8,698,200
    181,500 Clorox Co                                                  9,761,070
                                                                     $18,459,270

INSURANCE RELATED --- 9.30%
    322,300 MBIA Inc                                                  18,409,776
    265,500 St Paul Travelers Cos Inc                                 10,763,370
    126,200 XL Capital Ltd Class A                                     9,523,052
                                                                     $38,696,198

MEDICAL PRODUCTS --- 8.36%
    418,300 Apogent Technologies Inc*                                 13,385,600
    619,525 Baxter International Inc                                  21,379,808
                                                                     $34,765,408

OFFICE EQUIPMENT & SUPPLIES --- 3.87%
    363,400 Pitney Bowes Inc                                          16,080,450
                                                                     $16,080,450

PERSONAL LOANS --- 3.60%
    579,950 MBNA Corp                                                 14,956,911
                                                                     $14,956,911

POLLUTION CONTROL --- 2.47%
    335,400 Waste Management Inc                                      10,280,010
                                                                     $10,280,010

PRINTING & PUBLISHING --- 5.12%
    132,700 McClatchy Co Class A                                       9,308,905
    263,300 Tribune Co                                                11,990,682
                                                                     $21,299,587

REAL ESTATE --- 2.68%
    234,925 Rouse Co REIT                                             11,158,938
                                                                     $11,158,938

RESTAURANTS --- 2.88%
    322,300 Yum! Brands Inc*                                          11,996,006
                                                                     $11,996,006

SPECIALIZED SERVICES --- 22.94%
    750,600 Accenture Ltd*                                            20,626,488
    616,900 Cendant Corp                                              15,101,712
    111,300 Certegy Inc                                                4,318,440
    247,200 Dun & Bradstreet Corp*                                    13,326,552
    318,600 Equifax Inc                                                7,885,350
    321,500 Harte-Hanks Inc                                            7,847,815
    833,900 Interpublic Group of Cos Inc*                             11,449,447
    119,900 Omnicom Group Inc                                          9,099,211
    466,000 ServiceMaster Co                                           5,741,120
                                                                     $95,396,135

TELEPHONE & TELECOMMUNICATIONS --- 1.95%
    270,050 CenturyTel Inc                                             8,112,301
                                                                      $8,112,301

TOTAL COMMON STOCK --- 96.68%                                       $402,100,584
(Cost $336,841,988)

SHORT-TERM INVESTMENTS

13,807,000 Fannie Mae                                                13,807,000
              1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.32%                               $13,807,000
(Cost $13,807,000)

TOTAL MAXIM ARIEL MID-CAP VALUE PORTFOLIO --- 100%                  $415,907,584
(Cost $350,648,988)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
See Notes to Financial Statements.




ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004